Investment in Associates (Details) $ in Thousands								12 Months Ended
	Nov. 25, 2023 USD ($)	Feb. 17, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 10, 2022 USD ($)	Nov. 29, 2020 USD ($)	May 15, 2020 USD ($) shares	May 15, 2020 ₪ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Investment in Associates [Line Items]
Ownership percentage						46.00%
Percentage of issued and outstanding share capital						35.00%
Fair market value						$ 351
Transaction costs						$ 51
Investment from shareholders					$ 30
Issued and outstanding shares percentage					1.00%
Fair value of Investment
Initial investment amount				$ 700
Ownership percentage								4.99%
Additional installment	$ 600
Installment paid	$ 600
Equity losses from the investment								$ 210	$ 109
Bottom of range [member]
Investment in Associates [Line Items]
Ownership percentage	41.92%
Top of range [member]
Investment in Associates [Line Items]
Ownership percentage	52.73%
Evero [Member]
Investment in Associates [Line Items]
Ordinary shares sold (in Shares) | shares						5,952,469	5,952,469
Ordinary shares par value (in New Shekels per share) | ₪ / shares							₪ 0.01
Percentage of issued and outstanding share capital						15.00%
Duly executed share transfer deed for ordinary shares (in Shares) | shares								9,577
Capital Point [Member]
Investment in Associates [Line Items]
Ordinary shares sold (in Shares) | shares						176,470	176,470
Ordinary shares par value (in New Shekels per share) | ₪ / shares							₪ 1
Coeruleus [Member]
Investment in Associates [Line Items]
Percentage of issued and outstanding share capital						11.00%
MitoCare X Bio Ltd [Member]
Investment in Associates [Line Items]
Additional investment				$ 1,000
Ownership percentage				50.01%
MitoCare X Bio Ltd [Member] | Bottom of range [member]
Investment in Associates [Line Items]
Ownership percentage		31.48%
MitoCare X Bio Ltd [Member] | Top of range [member]
Investment in Associates [Line Items]
Ownership percentage		41.92%
MitoCareX [Member]
Investment in Associates [Line Items]
Initial investment amount			$ 700
Additional investment	$ 600	$ 400
Outstanding shares									31.48%
Equity losses from the investment								$ 210	$ 109
Capital Point Warrant [Member]
Investment in Associates [Line Items]
Purchase of ordinary shares								$ 340